UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2021

Parametric

Tax-Managed Emerging Markets Fund

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Emerging market equities swiftly rebounded over the 12-month period ending June 30, 2021, advancing 40.90% as measured by the MSCI Emerging Markets Index (the Index). The period began just weeks after markets had sharply declined, as investors priced in the economic and public health ramifications due to Covid-19. Considering this backdrop, investors were remarkably sanguine, as central banks and governments from all corners carried out aggressive monetary and fiscal campaigns to minimize the damage. These stimulus efforts, of which developed economies provided the lion share, proved broadly helpful in supporting emerging market equities throughout the period.

China was among the top-performing countries over the second quarter of 2020, with markets responding positively to a prompt rollout of widespread Covid-19 testing, and strictly enforced quarantine protocols for individuals testing positive. These relative gains were short-lived however, with China suddenly facing internal and external headwinds that began in the third quarter of 2020, which lasted through the end of the period. Domestically, news emerged that the government would roll out new regulations designed to curtail online monopolies and discourage anti-competitive practices. Meanwhile, outside the country, an executive order issued by the Trump administration banning U.S. individuals from trading certain securities with Chinese military ties also soured sentiment. Chinese equities would ultimately trail the broader emerging market equities over the 12-month period, finishing up 27.39%.

More broadly in Asia, markets revealed a mixed picture of Index-relative winners and losers. Larger markets (Taiwan, Korea, and India) outperformed despite lockdown protocols, as strong global demand for micro-chip and other technology products propelled markets. Smaller markets within the region (Indonesia, Malaysia, Philippines, and Thailand) were also forced to impose strong lockdown measures to curtail viral transmissions, but weren’t as well positioned to capitalize on the strong global demand for technology products, and therefore underperformed the broader Emerging Markets.

Returns were widely positive across Latin America, though the larger markets of Brazil and Mexico were regional leaders as both countries benefited from better-than-expected economic data and surging commodity prices. A pickup in inflation added support more broadly to most oil-producing nations in Europe, the Middle East and Africa, with both Saudi Arabia and the United Arab Emirates exceeding the Index by 10%. Elsewhere in the region, strong monetary support from the European Central Bank kept most countries out of trouble, with the average performance in line with the broader asset class rally over the period. Turkey was a major exception to that, however, with a surprise shakeup at the central bank sending the country’s currency significantly lower and stunting equity performance.

Fund Performance

For the 12-month period ended June 30, 2021, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of 37.89% for Institutional Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the Index, which had a total return of 40.90% for the same period.

Underweights to Taiwan and Korea were key detractors from performance relative to the Index during the period, as both markets were supported by strong returns from the technology sector resulting from robust demand for micro-chips and semiconductors. An overweight to Turkey was also a headwind to relative performance, as the surprise ouster of the country’s hawkish central bank governor by President Erdogan weighed on local stocks and drove a significant sell-off in the country’s currency versus the U.S. dollar.

An underweight to China contributed to returns versus the Index. Aggregate results for the country were hampered by a rotation out of recent tech giants following Beijing’s crackdown on monopolistic practices. In addition, the sector diversification process in Thailand helped relative returns. This was largely due to an overweight in information technology, which delivered a triple-digit return over the period. Additionally, the inclusion of Vietnam, a frontier market country, boosted performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Performance2,3

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Institutional Class at NAV	06/30/1998	06/30/1998	37.89%	7.89%	2.56%

MSCI Emerging Markets Index	—	—	40.90%	13.02%	4.28%

% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

After Taxes on Distributions	06/30/1998	06/30/1998	37.83%	7.69%	2.36%
After Taxes on Distributions and Sales of Fund Shares	—	—	23.27	6.65	2.21

% Total Annual Operating Expense Ratio[4]					Institutional Class

					0.96%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Fund Profile

Common Stock Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Tencent Holdings, Ltd.	1.3%

Delta Electronics (Thailand) PCL	0.9

Samsung Electronics Co., Ltd.	0.9

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

America Movil SAB de CV, Series L	0.7

Wuxi Biologics Cayman, Inc.	0.7

Naspers, Ltd., Class N	0.7

Alibaba Group Holding, Ltd. ADR	0.7

MercadoLibre, Inc.	0.6

Evergreen Marine Corp.	0.6

Total	7.9%

See Endnotes and Additional Disclosures in this report.

4

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,095.30	$4.94	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

6

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments

Common Stocks — 99.4%
Security	Shares	Value

Argentina — 0.8%

Banco BBVA Argentina S.A.(1)	1	$1

Banco BBVA Argentina S.A. ADR(1)	25,531	82,976

Banco Macro S.A. ADR(1)(2)	13,067	196,397

Banco Macro S.A., Class B(1)	6	9

IRSA Inversiones y Representaciones S.A.(1)	4	2

IRSA Inversiones y Representaciones S.A. ADR(1)	11,954	44,349

IRSA Propiedades Comerciales S.A. ADR	530	5,618

Ledesma SAAI(1)	259,501	81,175

MercadoLibre, Inc.(1)	3,131	4,877,440

Molinos Agro S.A.	18,283	103,417

Molinos Rio de la Plata S.A., Class B	75,026	40,056

Pampa Energia S.A. ADR(1)(2)	10,175	154,355

Ternium Argentina S.A.(1)	2,005,200	832,399

Transportadora de Gas del Sur S.A.(1)	2	2

Transportadora de Gas del Sur S.A. ADR(1)	52,531	243,218

		$6,661,414

Bahrain — 0.8%

Ahli United Bank BSC	5,628,000	$4,483,385

Al Salam Bank-Bahrain BSC(1)	5,250,000	959,116

GFH Financial Group BSC	1,622,257	334,070

Ithmaar Holding BSC(1)	11,549,752	811,223

		$6,587,794

Bangladesh — 0.6%

Al-Arafah Islami Bank, Ltd.	329,780	$89,390

Bangladesh Export Import Co., Ltd.	456,669	482,432

Beximco Pharmaceuticals, Ltd.	79,073	165,284

British American Tobacco Bangladesh Co., Ltd.	68,139	432,818

Grameenphone, Ltd.	129,381	533,412

Islami Bank Bangladesh, Ltd.	194,041	67,938

Jamuna Oil Co., Ltd.	73,522	141,291

Khulna Power Co., Ltd.	231,595	101,068

LafargeHolcim Bangladesh, Ltd.	194,809	136,381

LankaBangla Finance, Ltd.	859,779	360,672

Meghna Petroleum, Ltd.	59,059	127,484

Olympic Industries, Ltd.	99,202	198,905

Padma Oil Co., Ltd.	75,914	182,654

Pubali Bank, Ltd.	1,500,803	458,365

Social Islami Bank, Ltd.	1,328,058	206,711

Southeast Bank, Ltd.	60,387	10,262

Square Pharmaceuticals, Ltd.	292,370	743,489

Summit Power, Ltd.	597,049	310,390

Titas Gas Transmission & Distribution Co., Ltd.	302,869	127,188

Security	Shares	Value

Bangladesh (continued)

Unique Hotel & Resorts, Ltd.	394,668	$186,694

United Commercial Bank, Ltd.	1,026,313	203,618

		$5,266,446

Botswana — 0.5%

Absa Bank Botswana, Ltd.	525,892	$212,774

Botswana Insurance Holdings, Ltd.	560,747	898,877

First National Bank of Botswana, Ltd.	5,345,500	1,076,213

Letshego Holdings, Ltd.	2,688,951	216,545

Sechaba Breweries Holdings, Ltd.	1,086,400	1,651,936

		$4,056,345

Brazil — 4.7%

Aliansce Sonae Shopping Centers S.A.	29,996	$175,134

AMBEV S.A.	307,425	1,055,078

Atacadao S.A.	41,200	173,952

B2W Cia Digital(1)	32,528	433,332

B3 S.A. - Brasil Bolsa Balcao	106,655	360,677

Banco Bradesco S.A., PFC Shares	178,291	922,318

Banco do Brasil S.A.	32,900	212,529

BR Malls Participacoes S.A.(1)	79,954	163,001

Braskem S.A., PFC Shares	28,900	346,012

BRF S.A.(1)	48,966	269,058

CCR S.A.	160,000	432,667

Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	572,137

Cia Brasileira de Distribuicao	17,556	136,458

Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	361,845

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	276,697

Cosan S.A.	75,536	363,875

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	303,254

EDP-Energias do Brasil S.A.	91,800	326,315

Engie Brasil Energia S.A.	30,425	239,483

Equatorial Energia S.A.	54,600	272,243

Ez Tec Empreendimentos e Participacoes S.A.	37,357	233,660

Fleury S.A.	35,300	183,959

Gol Linhas Aereas Inteligentes S.A., PFC Shares	63,140	291,466

Hapvida Participacoes e Investimentos S.A.(3)	290,500	900,037

Hypera S.A.	130,600	905,099

Iguatemi Empresa de Shopping Centers S.A.	12,000	97,591

Itau Unibanco Holding S.A., PFC Shares	100,193	600,296

Itausa S.A., PFC Shares	110,154	246,937

JBS S.A.	51,902	303,661

Klabin S.A., PFC Shares	235,000	236,710

Localiza Rent a Car S.A.	65,232	839,368

Locaweb Servicos de Internet S.A.(3)	53,800	292,699

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

Lojas Americanas S.A., PFC Shares	142,784	$619,502

Lojas Renner S.A.	82,050	729,638

Magazine Luiza S.A.	225,872	960,471

Meliuz S.A.	24,100	238,829

MRV Engenharia e Participacoes S.A.	75,500	247,882

Multiplan Empreendimentos Imobiliarios S.A.	44,500	210,252

Natura & Co. Holding S.A.(1)	58,700	669,637

Notre Dame Intermedica Participacoes S.A.	183,700	3,136,765

Pagseguro Digital, Ltd., Class A(1)(2)	55,400	3,097,968

Petroleo Brasileiro S.A., PFC Shares	688,591	4,074,396

Qualicorp Consultoria e Corretora de Seguros S.A.	68,100	395,828

Raia Drogasil S.A.	66,300	329,381

Rede D’Or Sao Luiz S.A.(3)	52,800	732,797

Rumo S.A.(1)	96,199	370,383

Sendas Distribuidora S.A.	7,156	124,508

StoneCo, Ltd. BDR(1)	468	31,684

StoneCo, Ltd., Class A(1)	51,200	3,433,472

Suzano S.A.(1)	31,841	382,888

Telefonica Brasil S.A.	90,505	764,247

TIM S.A.	67,475	156,417

TOTVS S.A.	206,500	1,563,136

Transmissora Alianca de Energia Electrica S.A.	73,176	542,884

Ultrapar Participacoes S.A.	73,348	271,195

Vale S.A.	100,618	2,291,003

Weg S.A.	192,028	1,300,700

XP, Inc., Class A(1)	3,300	143,715

		$39,347,126

Bulgaria — 0.2%

Bulgartabak Holding(1)	3,450	$17,152

CB First Investment Bank AD(1)	54,000	55,757

Chimimport AD(1)	337,600	176,104

Industrial Holding Bulgaria PLC(1)	576,865	450,342

Sopharma AD	303,500	678,345

		$1,377,700

Chile — 2.2%

AES Gener S.A.	1,079,559	$146,736

Banco de Chile	9,839,682	971,253

Banco de Credito e Inversiones S.A.	12,617	532,605

Banco Santander Chile ADR	28,749	571,243

Besalco S.A.	94,243	41,202

CAP S.A.	17,941	307,815

Cencosud S.A.	381,660	759,329

Cencosud Shopping S.A.	386,438	631,969

Cia Cervecerias Unidas S.A. ADR	59,200	1,192,288

Security	Shares	Value

Chile (continued)

Cia Sud Americana de Vapores S.A.	22,967,994	$1,982,830

Colbun S.A.	1,905,553	266,247

Embotelladora Andina S.A., Series B ADR	23,172	335,994

Empresa Nacional de Telecomunicaciones S.A.	61,526	338,465

Empresas CMPC S.A.	228,924	545,510

Empresas COPEC S.A.	249,107	2,452,435

Enel Americas S.A.	2,522,900	370,333

Enel Americas S.A. ADR	23,541	169,966

Enel Chile S.A.	4,877,780	280,622

Enel Chile S.A. ADR(2)	39,306	115,953

Falabella S.A.	614,036	2,733,183

Parque Arauco S.A.(1)	498,951	699,791

Plaza S.A.	71,553	111,559

Quinenco S.A.	153,449	332,018

Ripley Corp. S.A.(1)	401,761	103,396

Sociedad Matriz SAAM S.A.	2,516,270	178,855

Sociedad Quimica y Minera de Chile S.A. ADR	37,400	1,770,142

Sonda S.A.	210,171	118,798

Vina Concha y Toro S.A.	226,199	398,749

		$18,459,286

China — 20.0%

21Vianet Group, Inc. ADR(1)	8,500	$195,075

3SBio, Inc.(1)(3)	527,000	651,685

AAC Technologies Holdings, Inc.(2)	86,000	643,405

AECC Aviation Power Co., Ltd.	66,500	547,509

Agile Group Holdings, Ltd.	178,000	230,676

Agricultural Bank of China, Ltd., Class H	850,000	294,954

Air China, Ltd., Class H(1)	466,000	342,652

Alibaba Group Holding, Ltd. ADR(1)	24,100	5,465,398

Aluminum Corp. of China, Ltd., Class H(1)	1,578,000	935,550

Angang Steel Co., Ltd., Class H(2)	348,000	220,319

Anhui Conch Cement Co., Ltd., Class H	244,500	1,296,014

ANTA Sports Products, Ltd.	69,143	1,622,836

AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	162,200	660,448

Baidu, Inc., ADR(1)	7,900	1,610,810

Bank of China, Ltd., Class H	2,011,275	722,173

Bank of Communications, Ltd., Class H	450,000	302,277

Bank of Ningbo Co., Ltd., Class A	42,571	256,626

Baoshan Iron & Steel Co., Ltd., Class A	221,000	261,206

BeiGene, Ltd. ADR(1)	4,425	1,518,616

Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	239,083

Beijing Enterprises Holdings, Ltd.	95,500	338,824

Beijing Enterprises Water Group, Ltd.	752,000	284,916

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	123,928	1,060,719

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Beijing Originwater Technology Co., Ltd., Class A	171,376	$193,895

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	399,380	354,865

Bilibili, Inc. ADR(1)	4,700	572,648

BOE Technology Group Co., Ltd., Class A	353,900	341,652

BYD Co., Ltd., Class H	13,672	410,383

BYD Electronic (International) Co., Ltd.	92,500	608,012

Changchun High & New Technology Industry Group, Inc., Class A	11,600	694,030

Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	327,290

China Aoyuan Group, Ltd.	186,000	157,085

China Conch Venture Holdings, Ltd.	173,000	727,907

China Construction Bank Corp., Class H	2,509,745	1,969,405

China Dongxiang Group Co., Ltd.	878,000	155,085

China Eastern Airlines Corp., Ltd., Class H	964,000	408,530

China Everbright Environment Group, Ltd.	875,148	495,938

China Evergrande Group(2)	265,000	344,653

China Gas Holdings, Ltd.	517,200	1,575,545

China Hongqiao Group, Ltd.	300,000	406,230

China International Marine Containers Co., Ltd.	496,574	1,094,698

China Life Insurance Co., Ltd., Class H	218,000	432,211

China Longyuan Power Group Corp., Ltd., Class H	678,000	1,167,320

China Mengniu Dairy Co., Ltd.	294,000	1,776,128

China Merchants Bank Co., Ltd., Class H	115,000	979,592

China Merchants Port Holdings Co., Ltd.	424,000	619,232

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0

China Minsheng Banking Corp., Ltd., Class H(2)	359,420	172,058

China Modern Dairy Holdings, Ltd.(2)	2,287,000	505,920

China Molybdenum Co., Ltd., Class H	1,020,000	604,415

China National Building Material Co., Ltd., Class H	872,000	1,023,933

China Northern Rare Earth Group High-Tech Co., Ltd.	124,900	399,414

China Oilfield Services, Ltd., Class H	266,000	238,295

China Overseas Land & Investment, Ltd.	478,360	1,084,740

China Pacific Insurance (Group) Co., Ltd., Class H	74,600	234,338

China Petroleum & Chemical Corp., Class H	6,062,200	3,081,172

China Railway Group, Ltd., Class H	1,372,000	715,189

China Resources Beer Holdings Co., Ltd.	214,000	1,919,248

China Resources Cement Holdings, Ltd.	354,000	336,348

China Resources Gas Group, Ltd.	198,000	1,187,444

China Resources Land, Ltd.	307,111	1,240,360

China Resources Power Holdings Co., Ltd.	272,000	371,576

China Shenhua Energy Co., Ltd., Class H	953,574	1,867,864

China Southern Airlines Co., Ltd., Class H(1)(2)	846,500	525,370

China Tourism Group Duty Free Corp., Ltd., Class A	11,076	513,742

China Vanke Co., Ltd., Class H	293,517	917,391

China Yangtze Power Co., Ltd.	236,900	756,769

Security	Shares	Value

China (continued)

Chinasoft International, Ltd.	294,000	$534,749

CIFI Holdings Group Co., Ltd.	514,000	400,934

Contemporary Amperex Technology Co., Ltd., Class A	5,900	486,737

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	497,319

COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	597,150	1,500,563

Country Garden Holdings Co., Ltd.	859,000	961,452

Country Garden Services Holdings Co., Ltd.	153,425	1,655,455

CSPC Pharmaceutical Group, Ltd.	1,538,560	2,222,376

Daqin Railway Co., Ltd.	370,862	377,644

Daqo New Energy Corp. ADR(1)	5,500	357,610

Dongfeng Motor Group Co., Ltd., Class H	586,000	526,012

East Money Information Co., Ltd., Class A	66,174	335,065

ESR Cayman, Ltd.(1)(3)	108,600	366,171

Financial Street Holdings Co., Ltd., Class A	173,966	181,925

Foshan Haitian Flavouring & Food Co., Ltd., Class A	22,830	455,089

Ganfeng Lithium Co., Ltd., Class A	31,100	580,708

Ganfeng Lithium Co., Ltd., Class H(3)	20,600	307,645

GCL-Poly Energy Holdings, Ltd.(1)(4)	2,168,000	276,434

GDS Holdings, Ltd. ADR(1)	8,900	698,561

GEM Co., Ltd., Class A	124,200	179,242

Gemdale Corp.	128,201	203,226

GoerTek, Inc., Class A	251,200	1,659,584

Gotion High-tech Co., Ltd., Class A(1)	63,830	429,777

Great Wall Motor Co., Ltd., Class H	561,759	1,810,287

Gree Electric Appliances, Inc. of Zhuhai, Class A	30,700	247,387

Guangdong Investment, Ltd.	646,829	929,049

Guanghui Energy Co., Ltd.(1)	306,545	157,943

Guangzhou Automobile Group Co., Ltd., Class H	709,199	636,547

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	663,404

Guosen Securities Co., Ltd., Class A	94,600	157,288

Haier Smart Home Co., Ltd.	135,829	544,734

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	292,303

Hengtong Optic-electric Co., Ltd.	98,560	173,843

Hesteel Co., Ltd., Class A(1)	861,400	328,010

Hopson Development Holdings, Ltd.	70,700	324,018

Hua Hong Semiconductor, Ltd.(1)(2)(3)	58,000	320,200

Huadong Medicine Co., Ltd., Class A	53,160	377,628

Hualan Biological Engineering, Inc., Class A	59,670	338,452

Huayu Automotive Systems Co., Ltd.	82,100	333,735

Hundsun Technologies, Inc.	12,733	183,445

Iflytek Co., Ltd., Class A	37,950	396,291

Industrial & Commercial Bank of China, Ltd., Class H	2,308,000	1,352,532

Industrial Bank Co., Ltd.	93,482	297,202

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	195,200

Innovent Biologics, Inc.(1)(3)	122,000	1,423,113

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

JD Logistics, Inc.(1)(3)	36,300	$197,763

JD.com, Inc. ADR(1)	16,000	1,276,960

Jiangsu Expressway Co., Ltd., Class H	480,000	543,248

Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	911,556

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	493,509

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	480,810

Jiangxi Copper Co., Ltd., Class H	255,000	520,757

Jinke Properties Group Co., Ltd., Class A	244,151	218,889

JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	341,722

Jinyu Bio-Technology Co., Ltd.	73,710	198,902

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	268,555

KE Holdings, Inc. ADR(1)	8,900	424,352

Kingboard Holdings., Ltd.	71,200	394,754

Kingboard Laminates Holdings, Ltd.	180,500	405,306

Kingdee International Software Group Co., Ltd.(1)	319,000	1,080,409

Kingsoft Corp, Ltd.	119,000	712,679

Kuaishou Technology(1)(2)(3)	8,800	221,313

Kunlun Energy Co., Ltd.	330,000	303,794

Kweichow Moutai Co., Ltd., Class A	9,410	2,993,166

KWG Group Holdings, Ltd.	165,500	221,338

KWG Living Group Holdings, Ltd.(1)	82,750	105,887

Lee & Man Paper Manufacturing, Ltd.	876,000	666,752

Lenovo Group, Ltd.	816,000	937,096

Lens Technology Co., Ltd., Class A	59,900	272,381

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	343,746

Li Ning Co., Ltd.	70,312	857,687

Logan Group Co., Ltd.	232,000	347,025

Longfor Group Holdings, Ltd.(3)	181,500	1,010,983

LONGi Green Energy Technology Co., Ltd.	172,246	2,363,180

Lonking Holdings, Ltd.	1,300,000	420,186

Luxshare Precision Industry Co., Ltd., Class A	205,651	1,463,367

Luye Pharma Group, Ltd.(2)(3)	1,117,000	734,110

Luzhou Laojiao Co., Ltd., Class A	31,300	1,140,733

Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	910,029

Maxscend Microelectronics Co., Ltd., Class A	4,200	348,992

Meituan, Class B(1)(3)	10,600	437,262

Ming Yuan Cloud Group Holdings, Ltd.	82,000	405,855

MMG, Ltd.(1)	1,232,000	541,186

NARI Technology Co., Ltd.	102,720	369,210

NetEase, Inc. ADR	11,000	1,267,750

New Oriental Education & Technology Group, Inc. ADR(1)	61,050	499,999

Nine Dragons Paper Holdings, Ltd.	473,000	606,510

Nongfu Spring Co., Ltd., Class H(3)	127,800	640,631

Oceanwide Holdings Co., Ltd., Class A	270,200	96,159

Oriental Pearl Group Co., Ltd., Class A	78,795	99,903

Security	Shares	Value

China (continued)

Perfect World Co., Ltd., Class A	54,600	$201,777

PetroChina Co., Ltd., Class H	5,480,300	2,683,755

Ping An Bank Co., Ltd., Class A	161,100	563,855

Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	30,700	382,450

Ping An Insurance (Group) Co. of China, Ltd., Class H	158,046	1,544,962

Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	288,668

Poly Developments and Holdings Group Co., Ltd., Class A(1)	132,100	246,068

Qingling Motors Co., Ltd., Class H	1,448,966	307,505

Sanan Optoelectronics Co., Ltd.	53,900	266,911

SDIC Power Holdings Co., Ltd.	112,800	167,743

Seazen Group, Ltd.	316,000	298,843

Shandong Gold Mining Co., Ltd.	86,844	258,340

Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	1,876,595

Shanghai Industrial Holdings, Ltd.	138,000	203,505

Shanghai Industrial Urban Development Group, Ltd.	58,200	5,480

Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	387,695

Shenergy Co., Ltd.	227,799	216,354

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	258,471

Shenzhen Energy Group Co., Ltd., Class A	290,352	412,806

Shenzhen Inovance Technology Co., Ltd., Class A	90,900	1,042,447

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A(1)	56,300	286,575

Shimao Group Holdings, Ltd.	137,000	335,609

Shimao Services Holdings, Ltd.(3)	84,000	289,523

Sichuan Chuantou Energy Co., Ltd.	152,000	289,917

Sino Biopharmaceutical, Ltd.	1,654,750	1,621,211

Sino-Ocean Group Holding, Ltd.	739,000	161,901

Sinopec Oilfield Service Corp., Class H(1)	2,725,500	252,577

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	296,056

Sinopharm Group Co., Ltd., Class H	316,000	937,489

SITC International Holdings Co., Ltd.	110,000	459,684

Sunac China Holdings, Ltd.(1)	267,000	915,554

Sunac Services Holdings, Ltd.(1)(3)	158,590	588,636

Sunny Optical Technology Group Co., Ltd.	87,300	2,757,160

TBEA Co., Ltd.	168,219	334,081

TCL Technology Group Corp., Class A	372,800	440,945

Tencent Holdings, Ltd.	141,211	10,632,125

Tingyi (Cayman Islands) Holding Corp.	366,000	730,693

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	197,428

Tongling Nonferrous Metals Group Co., Ltd., Class A	241,300	101,602

TravelSky Technology, Ltd., Class H	93,000	200,376

Trip.com Group, Ltd. ADR(1)	12,900	457,434

Tsingtao Brewery Co., Ltd., Class H	98,000	1,053,909

Uni-President China Holdings, Ltd.	290,000	319,969

United Laboratories International Holdings, Ltd. (The)	362,000	297,100

Wanhua Chemical Group Co., Ltd.	52,720	887,222

Want Want China Holdings, Ltd.	1,092,000	773,204

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Weichai Power Co., Ltd., Class H	222,200	$493,349

Weimob, Inc.(1)(2)(3)	209,000	461,208

WH Group, Ltd.(3)	1,370,000	1,229,715

Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	323,170

Wuliangye Yibin Co., Ltd., Class A	31,400	1,444,993

WuXi AppTec Co., Ltd., Class H(3)	19,800	462,163

Wuxi Biologics Cayman, Inc.(1)(3)	309,000	5,657,877

Xinjiang Zhongtai Chemical Co., Ltd., Class A	283,800	450,479

Xinyi Glass Holdings, Ltd.	148,000	603,019

Xinyi Solar Holdings, Ltd.	552,000	1,188,137

Yangzijiang Shipbuilding Holdings, Ltd.	316,000	332,004

Yanzhou Coal Mining Co., Ltd., Class H	1,388,000	1,863,921

Yuexiu Property Co., Ltd.	304,000	320,265

Yunnan Baiyao Group Co., Ltd., Class A	19,521	349,335

Zai Lab, Ltd. ADR(1)	2,900	513,271

Zhaojin Mining Industry Co., Ltd., Class H	409,500	389,415

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	308,700

Zhejiang Expressway Co., Ltd., Class H	274,000	243,722

Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	248,824

Zhejiang Longsheng Group Co., Ltd.	220,600	468,880

Zhongjin Gold Corp., Ltd.	120,570	160,768

Zhuzhou CRRC Times Electric Co., Ltd., Class H(1)	60,800	359,118

Zijin Mining Group Co., Ltd., Class H	1,382,000	1,854,488

ZTE Corp., Class H	172,939	539,686

ZTO Express Cayman, Inc. ADR	45,300	1,374,855

		$167,856,553

Colombia — 1.2%

Banco Davivienda S.A., PFC Shares	28,259	$207,368

Bancolombia S.A.	75,698	532,488

Bancolombia S.A. ADR, PFC Shares	28,000	806,400

Cementos Argos S.A.	442,827	631,262

Corp. Financiera Colombiana S.A.(1)	20,792	161,771

Ecopetrol S.A.	2,759,953	2,001,757

Ecopetrol S.A. ADR(2)	104,000	1,520,480

Grupo Argos S.A.	328,856	876,248

Grupo Aval Acciones y Valores S.A., PFC Shares	1,088,117	313,997

Grupo de Inversiones Suramericana S.A.	60,929	300,343

Grupo Energia Bogota S.A. ESP	707,211	484,476

Grupo Nutresa S.A.	241,763	1,409,479

Interconexion Electrica S.A.	192,092	1,133,716

		$10,379,785

Croatia — 0.6%

AD Plastik DD	36,425	$1,118,362

Adris Grupa DD, PFC Shares	16,903	1,163,323

Security	Shares	Value

Croatia (continued)

Atlantic Grupa DD	2,027	$484,676

Ericsson Nikola Tesla DD	1,662	442,063

Hrvatski Telekom DD	25,633	760,194

Koncar-Elektroindustrija DD	1,777	213,015

Podravka Prehrambena Ind DD(1)	1,386	128,980

Valamar Riviera DD(1)	132,515	633,146

Zagrebacka Banka DD(1)	19,145	176,022

		$5,119,781

Czech Republic — 0.6%

CEZ AS	106,497	$3,158,176

Komercni Banka AS(1)	32,854	1,156,061

O2 Czech Republic AS	29,400	360,733

Philip Morris CR AS	600	398,698

		$5,073,668

Egypt — 0.5%

Commercial International Bank Egypt SAE(1)	375,498	$1,256,824

Eastern Co. SAE	996,298	751,901

Egypt Kuwait Holding Co. SAE(1)	720,133	719,776

Egyptian Financial Group-Hermes Holding Co.(1)	182,934	154,185

Egyptian International Pharmaceuticals EIPICO	37,035	106,167

ElSewedy Electric Co.	557,611	301,159

Medinet Nasr Housing	624,187	134,494

Oriental Weavers	872,035	461,323

Six of October Development & Investment Co.	151,330	164,951

Talaat Moustafa Group	740,976	313,494

		$4,364,274

Estonia — 0.5%

AS Merko Ehitus	10,598	$189,748

AS Tallink Grupp(1)	3,270,000	2,934,752

AS Tallinna Kaubamaja Grupp	126,000	1,409,830

		$4,534,330

Ghana — 0.4%

Aluworks, Ltd.(1)	5,176,100	$87,880

CalBank PLC	4,191,902	498,640

Ghana Commercial Bank, Ltd.	1,285,170	1,178,273

Societe Generale Ghana PLC	1,345,362	205,711

Standard Chartered Bank of Ghana, Ltd.	283,150	894,281

Unilever Ghana PLC(1)	249,000	140,776

		$3,005,561

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Greece — 1.2%

Aegean Airlines S.A.(1)	24,442	$153,474

Alpha Services and Holdings S.A.(1)	115,150	147,372

Athens Water Supply & Sewage Co. S.A.	36,893	362,197

Costamare, Inc.	23,466	277,133

Eurobank Ergasias Services and Holdings S.A.(1)	834,244	842,052

GEK Terna Holding Real Estate Construction S.A.(1)	51,756	574,111

Hellenic Petroleum S.A.	23,858	173,758

Hellenic Telecommunications Organization S.A.	69,932	1,174,420

Holding Co. ADMIE IPTO S.A.	39,952	123,466

JUMBO S.A.	63,165	1,063,896

LAMDA Development S.A.(1)	23,069	205,656

Motor Oil (Hellas) Corinth Refineries S.A.(1)	67,464	1,143,949

Mytilineos S.A.	48,238	877,431

National Bank of Greece S.A.(1)	121,470	346,213

OPAP S.A.	100,650	1,518,025

Public Power Corp. S.A.(1)	35,851	381,641

Terna Energy S.A.	5,946	83,895

Titan Cement International S.A.	22,557	437,775

		$9,886,464

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	60,229	$86,769

MOL Hungarian Oil & Gas PLC(1)	193,727	1,541,508

OTP Bank Nyrt.(1)	27,968	1,505,565

Richter Gedeon Nyrt.	67,369	1,793,531

		$4,927,373

India — 4.9%

ABB India, Ltd.	6,017	$146,694

ACC, Ltd.	3,567	96,874

Adani Enterprises, Ltd.(1)	29,200	593,138

Adani Green Energy, Ltd.(1)	12,792	192,161

Adani Ports and Special Economic Zone, Ltd.	56,675	538,101

Adani Power, Ltd.(1)	69,213	106,671

Adani Total Gas, Ltd.	83,500	1,148,033

Apollo Hospitals Enterprise, Ltd.	13,799	672,043

Ashok Leyland, Ltd.(1)	170,067	281,854

Asian Paints, Ltd.	18,558	750,491

Aurobindo Pharma, Ltd.	30,024	390,242

Axis Bank, Ltd.(1)	50,638	511,235

Bajaj Auto, Ltd.(1)	13,052	727,863

Bharat Forge, Ltd.(1)	38,772	397,674

Bharat Petroleum Corp., Ltd.	36,600	231,131

Bharti Airtel, Ltd.	214,317	1,524,522

Biocon, Ltd.(1)	105,688	575,109

Security	Shares	Value

India (continued)

Bosch, Ltd.	1,400	$282,840

Cadila Healthcare, Ltd.(1)	39,469	342,934

Cipla, Ltd.(1)	58,532	765,135

Colgate-Palmolive (India), Ltd.	7,700	174,829

Container Corp. of India, Ltd.	11,788	111,201

Dabur India, Ltd.	16,400	125,416

Divi’s Laboratories, Ltd.(1)	13,619	807,563

DLF, Ltd.	86,670	328,446

Dr. Reddy’s Laboratories, Ltd.	13,678	997,104

Fortis Healthcare, Ltd.(1)	43,036	141,567

GAIL (India), Ltd.	96,000	193,740

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	324,225

Glenmark Pharmaceuticals, Ltd.	49,900	437,747

Godrej Consumer Products, Ltd.(1)	21,460	251,564

Grasim Industries, Ltd.	8,195	165,590

Havells India, Ltd.	10,504	138,648

HCL Technologies, Ltd.	73,177	971,363

Hero MotoCorp, Ltd.	11,538	451,272

Hindustan Petroleum Corp., Ltd.	84,030	332,269

Hindustan Unilever, Ltd.	29,373	979,182

Hindustan Zinc, Ltd.	79,702	362,981

Housing Development Finance Corp., Ltd.	16,776	560,422

ICICI Bank, Ltd.(1)	48,451	412,844

Indian Oil Corp., Ltd.	88,000	127,942

Indus Towers, Ltd.	49,905	160,913

Infosys, Ltd.	195,820	4,140,473

ITC, Ltd.	113,658	310,416

Jindal Steel & Power, Ltd.(1)	90,000	482,949

JSW Steel, Ltd.	71,838	663,851

Kotak Mahindra Bank, Ltd.(1)	23,341	536,218

Larsen & Toubro, Ltd.	27,238	550,472

Laurus Labs, Ltd.(3)	50,204	467,796

Lupin, Ltd.	27,586	426,763

Mahindra & Mahindra, Ltd.	64,285	676,848

Maruti Suzuki India, Ltd.	6,387	648,835

Mphasis, Ltd.	4,679	134,626

Nestle India, Ltd.	1,800	429,384

Petronet LNG, Ltd.	70,400	214,813

Piramal Enterprises, Ltd.	9,758	317,721

Power Grid Corporation of India, Ltd.	125,700	393,521

Reliance Industries, Ltd.	120,312	3,423,424

Siemens, Ltd.	19,300	526,222

State Bank of India GDR(5)	1,968	110,029

Sun Pharmaceutical Industries, Ltd.	107,380	974,861

Tata Communications, Ltd.	33,686	584,279

Tata Consultancy Services, Ltd.	63,547	2,868,273

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Tata Consumer Products, Ltd.	50,772	$516,978

Tata Motors, Ltd.(1)	73,750	338,655

Tech Mahindra, Ltd.	51,695	763,667

Titan Co., Ltd.	26,876	628,992

UPL, Ltd.	25,559	273,504

Voltas, Ltd.	14,121	194,210

Wipro, Ltd.	83,428	612,779

WNS Holdings, Ltd. ADR(1)	2,400	191,688

		$41,233,820

Indonesia — 2.0%

Ace Hardware Indonesia Tbk PT	2,611,600	$225,524

Adaro Energy Tbk PT	8,410,800	700,048

Aneka Tambang Tbk	1,547,400	246,157

Astra Argo Lestari Tbk PT	213,500	112,028

Astra International Tbk PT	8,932,100	3,048,457

Bank Central Asia Tbk PT	447,700	931,083

Bank Mandiri Persero Tbk PT	1,307,400	533,022

Bank Negara Indonesia Persero Tbk PT	849,200	271,708

Bank Rakyat Indonesia Persero Tbk PT	3,280,900	892,060

Bukit Asam Tbk PT	1,322,400	182,611

Bumi Serpong Damai Tbk PT(1)	3,520,600	233,701

Charoen Pokphand Indonesia Tbk PT	1,280,500	552,546

Gudang Garam Tbk PT(1)	100,500	306,596

Indah Kiat Pulp & Paper Tbk PT	912,300	469,525

Indocement Tunggal Prakarsa Tbk PT	315,500	224,369

Indofood CBP Sukses Makmur Tbk PT	340,600	191,535

Indofood Sukses Makmur Tbk PT	819,000	349,019

Jasa Marga (Persero) Tbk PT	881,800	214,343

Kalbe Farma Tbk PT	11,037,700	1,067,076

Mitra Keluarga Karyasehat Tbk PT	935,900	180,888

Perusahaan Gas Negara Tbk PT(1)	2,389,000	165,875

Semen Indonesia Persero Tbk PT	863,000	566,278

Telkom Indonesia Persero Tbk PT	14,162,300	3,078,259

Transcoal Pacific Tbk PT	204,900	124,022

Unilever Indonesia Tbk PT	1,096,200	374,346

United Tractors Tbk PT	680,600	952,186

Vale Indonesia Tbk PT	1,492,700	475,275

		$16,668,537

Jordan — 0.6%

Arab Bank PLC	371,142	$2,777,384

Arab Potash Co. PLC	27,895	1,139,318

Bank of Jordan	103,451	290,528

Capital Bank of Jordan	81,573	179,494

Security	Shares	Value

Jordan (continued)

Jordan Islamic Bank	32,236	$153,933

Jordan Petroleum Refinery	80,389	394,621

Jordanian Electric Power Co.	75,391	130,691

		$5,065,969

Kazakhstan — 0.3%

Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$1,218,101

Kcell JSC GDR(5)	203,224	1,101,497

		$2,319,598

Kenya — 0.6%

ABSA Bank Kenya PLC(1)	1,204,620	$111,429

East African Breweries, Ltd.(1)	704,076	1,194,526

Equity Group Holdings PLC(1)	1,017,400	426,009

KCB Group, Ltd.	1,031,560	406,157

Safaricom PLC	8,590,600	3,342,093

		$5,480,214

Kuwait — 1.2%

Agility Public Warehousing Co. KSC	676,277	$2,061,253

Boubyan Petrochemicals Co. KSCP	276,626	789,513

Gulf Bank KSCP	303,877	255,403

Humansoft Holding Co. KSC	35,701	444,423

Kuwait Finance House KSCP	686,786	1,730,746

Kuwait International Bank KSCP(1)	372,153	276,740

Mabanee Co. KPSC	201,624	479,284

Mobile Telecommunications Co. KSCP	832,348	1,627,419

National Bank of Kuwait SAK	797,854	2,249,879

National Industries Group Holding SAK(1)	501,861	370,981

		$10,285,641

Lebanon — 0.0%

Bank Audi SAL GDR(1)(4)(5)	15,000	$0

		$0

Lithuania — 0.4%

Apranga PVA(1)	257,243	$613,137

Klaipedos Nafta AB	1,576,663	633,888

Panevezio Statybos Trestas(1)	201,949	170,534

Rokiskio Suris	177,000	616,567

Siauliu Bankas	1,523,204	1,200,973

		$3,235,099

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Malaysia — 2.0%

Axiata Group Bhd	392,075	$353,524

Bumi Armada Bhd(1)	1,308,600	142,295

Bursa Malaysia Bhd	117,800	224,982

CIMB Group Holdings Bhd	205,024	227,826

Dialog Group Bhd	1,687,650	1,175,453

Digi.com Bhd	243,800	242,656

Fraser & Neave Holdings Bhd	26,000	165,411

Gamuda Bhd(1)	558,200	421,063

Genting Bhd	509,700	605,497

Genting Malaysia Bhd	569,900	380,427

Globetronics Technology Bhd	629,566	349,341

Hartalega Holdings Bhd	572,700	1,014,289

Hong Leong Bank Bhd	56,700	255,761

IHH Healthcare Bhd	670,100	883,392

IJM Corp. Bhd	818,440	353,184

Inari Amertron Bhd	1,714,650	1,311,963

Kossan Rubber Industries	319,200	247,604

KPJ Healthcare Bhd	870,300	211,771

Kuala Lumpur Kepong Bhd	39,450	193,477

Magnum Bhd	530,319	252,984

Mah Sing Group Bhd	659,800	134,579

Malayan Banking Bhd	188,486	368,289

Malaysia Airports Holdings Bhd(1)	127,600	184,538

Malaysian Pacific Industries Bhd	11,700	109,514

MISC Bhd	114,340	186,876

MR DIY Group M Bhd(3)	142,800	123,569

My EG Services Bhd	2,351,600	1,009,239

Petronas Dagangan Bhd	122,000	546,862

Petronas Gas Bhd	50,974	190,341

PPB Group Bhd	54,460	240,112

Press Metal Aluminium Holdings Bhd	647,400	745,774

Public Bank Bhd	467,990	463,358

RHB Bank Bhd	70,159	91,291

Sapura Energy Bhd(1)	8,974,600	271,445

Sime Darby Bhd	531,945	279,350

Sime Darby Plantation Bhd	207,609	199,154

Sunway Bhd	243,900	102,325

Sunway Real Estate Investment Trust	512,000	176,584

Telekom Malaysia Bhd	119,100	174,206

Tenaga Nasional Bhd	117,331	276,788

Top Glove Corp. Bhd	1,134,620	1,139,154

UMW Holdings Bhd	92,500	70,405

VS Industry Bhd	1,701,750	566,494

Yinson Holdings Bhd	160,000	193,192

		$16,856,339

Security	Shares	Value

Mauritius — 0.6%

Alteo, Ltd.	549,922	$329,784

Attitude Property, Ltd.(1)	440,705	112,374

CIEL, Ltd.(1)	5,446,020	645,698

CIM Financial Services, Ltd.(1)	2,133,297	369,612

ENL, Ltd.(1)	508,787	246,244

IBL, Ltd.	266,716	294,585

Lavastone, Ltd.	2,649,077	129,168

MCB Group, Ltd.	136,206	865,261

Phoenix Beverages, Ltd.	30,351	425,696

Rogers & Co., Ltd.(1)	608,300	310,965

SBM Holdings, Ltd.(1)	3,504,538	362,549

Terra Mauricia, Ltd.	475,773	259,904

United Basalt Products, Ltd.	172,779	581,417

		$4,933,257

Mexico — 4.9%

Alfa SAB de CV, Series A	1,398,720	$1,046,900

America Movil SAB de CV, Series L	8,221,090	6,186,232

Arca Continental SAB de CV	124,500	720,494

Cemex SAB de CV, Series CPO(1)	2,836,418	2,387,634

Coca-Cola Femsa SAB de CV, Series L	82,400	436,099

Concentradora Fibra Danhos S.A. de CV	357,100	398,052

Controladora Nemak SAB de CV(1)	1,398,720	227,343

Corp. Inmobiliaria Vesta SAB de CV	384,400	748,976

El Puerto de Liverpool SAB de CV	71,700	317,424

Fibra Uno Administracion S.A. de CV	1,048,467	1,130,834

Fomento Economico Mexicano SAB de CV, Series UBD	407,400	3,445,957

Genomma Lab Internacional SAB de CV(1)	372,400	382,040

Grupo Aeroportuario del Centro Norte SAB de CV(1)	78,300	512,913

Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	175,000	1,873,608

Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	103,379	1,903,337

Grupo Bimbo SAB de CV, Series A	300,008	660,698

Grupo Carso SAB de CV, Series A1	433,700	1,350,227

Grupo Cementos de Chihuahua SAB de CV	33,100	266,125

Grupo Elektra SAB de CV(2)	28,864	2,336,458

Grupo Financiero Banorte SAB de CV, Class O	149,800	964,600

Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	262,782

Grupo Mexico SAB de CV, Series B	790,056	3,723,972

Grupo Televisa SAB, Series CPO	260,471	744,278

Industrias Penoles SAB de CV(1)	30,049	416,034

Kimberly-Clark de Mexico SAB de CV, Class A	392,510	697,240

Macquarie Mexico Real Estate Management S.A. de CV(3)	321,500	397,722

Orbia Advance Corp., SAB de CV	413,267	1,080,332

PLA Administradora Industrial S de RL de CV	211,200	320,815

Prologis Property Mexico S.A. de CV	240,200	537,179

Promotora y Operadora de Infraestructura SAB de CV	125,065	998,625

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)

Sempra Energy	1,158	$155,170

Telesites SAB de CV(1)(2)	634,364	587,775

Ternium S.A. ADR	11,522	443,136

Wal-Mart de Mexico SAB de CV, Series V	1,121,364	3,662,687

		$41,323,698

Morocco — 0.6%

Attijariwafa Bank	13,579	$698,230

Bank of Africa	11,215	211,800

Banque Centrale Populaire	4,384	130,646

Banque Marocaine Pour Le Commerce et L’Industrie	1,376	96,334

Co Sucrerie Marocaine et de Raffinage	25,202	770,211

Label Vie	406	179,438

LafargeHolcim Maroc S.A.	3,185	657,618

Lesieur Cristal	5,274	113,892

Managem S.A.(1)	2,055	333,547

Maroc Telecom	75,590	1,159,659

Societe d’Exploitation des Ports	16,774	469,595

TAQA Morocco S.A.	1,963	225,806

		$5,046,776

Nigeria — 1.0%

Access Bank PLC(4)	32,908,148	$556,175

Dangote Cement PLC(4)	4,167,837	1,846,212

Dangote Sugar Refinery PLC(4)	4,385,654	163,884

FBN Holdings PLC(4)	21,879,762	322,098

Guaranty Trust Holding Co. PLC(4)	13,844,766	827,090

Lafarge Africa PLC(4)	3,044,633	129,139

Lekoil, Ltd.(1)	1,110,205	16,879

MTN Nigeria Communications PLC(4)	1,288,600	422,418

Nestle Nigeria PLC(4)	496,712	1,528,195

Nigerian Breweries PLC(4)	5,467,425	645,498

SEPLAT Energy PLC(3)	435,022	566,257

Stanbic IBTC Holdings PLC(4)	3,647,725	295,956

Transnational Corp. of Nigeria PLC(4)	22,334,373	40,095

United Bank for Africa PLC(4)	20,664,553	301,442

Zenith Bank PLC(4)	17,411,456	826,000

		$8,487,338

Oman — 0.6%

Bank Dhofar SAOG	1,038,913	$337,533

Bank Muscat SAOG	1,167,425	1,287,024

Bank Nizwa SAOG	941,624	239,857

Dhofar International Development & Investment Holding SAOG(1)	286,164	160,528

Security	Shares	Value

Oman (continued)

National Bank of Oman SAOG(1)	368,936	$189,561

Oman Cement Co. SAOG	367,946	238,780

Oman Flour Mills Co. SAOG	283,279	563,992

Oman Telecommunications Co. SAOG	534,354	1,105,134

Omani Qatari Telecommunications Co. SAOG	539,969	580,550

Renaissance Services SAOG	128,153	136,482

Sembcorp Salalah Power & Water Co.	377,934	82,362

Sohar International Bank SAOG(1)	1,477,945	372,653

		$5,294,456

Pakistan — 0.6%

Bank Alfalah, Ltd.	611,933	$123,687

Engro Corp., Ltd.	173,692	325,850

Fauji Fertilizer Co., Ltd.	369,388	248,566

Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	135,843

Habib Bank, Ltd.	265,733	205,920

Hub Power Co., Ltd. (The)	149,215	75,845

Lucky Cement, Ltd.(1)	111,546	612,612

Mari Petroleum Co., Ltd.	35,322	342,153

MCB Bank, Ltd.	239,187	244,577

Millat Tractors, Ltd.	57,741	394,033

Nishat Mills, Ltd.	593,280	351,761

Oil & Gas Development Co., Ltd.	708,100	428,800

Pakistan Petroleum, Ltd.	893,942	495,072

Pakistan State Oil Co., Ltd.	378,233	541,919

Searle Co., Ltd. (The)	140,726	217,355

TRG Pakistan	66,000	69,324

United Bank, Ltd.	92,992	72,261

		$4,885,578

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	49,900	$766,963

Copa Holdings S.A., Class A(1)	14,608	1,100,421

		$1,867,384

Peru — 1.1%

Cia de Minas Buenaventura SAA ADR(1)	192,956	$1,746,252

Credicorp, Ltd.(1)	20,396	2,470,159

Enel Generacion Peru SAA	277,207	151,200

Ferreycorp SAA	872,283	364,763

Southern Copper Corp.	66,255	4,261,522

		$8,993,896

Philippines — 2.2%

Aboitiz Equity Ventures, Inc.	590,350	$510,275

Aboitiz Power Corp.	1,105,000	553,561

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)

AC Energy Corp.	613,600	$103,681

Alliance Global Group, Inc.	764,400	158,860

Ayala Corp.	57,648	944,918

Ayala Land, Inc.	988,108	730,417

Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0

Bank of the Philippine Islands	409,653	743,851

BDO Unibank, Inc.	241,429	559,768

Bloomberry Resorts Corp.(1)	2,458,700	327,495

Century Pacific Food, Inc.	1,007,500	482,853

Cosco Capital, Inc.	920,800	100,811

Filinvest Land, Inc.	6,230,546	140,332

First Philippine Holdings Corp.	133,630	216,477

Globe Telecom, Inc.	15,745	593,229

International Container Terminal Services, Inc.	184,440	618,290

JG Summit Holdings, Inc.	814,632	1,037,636

Jollibee Foods Corp.	369,150	1,615,475

Manila Electric Co.	130,884	743,177

Megaworld Corp.	2,140,300	141,652

Metropolitan Bank & Trust Co.	401,959	400,949

Nickel Asia Corp.	4,696,888	528,818

Petron Corp.(1)	1,469,000	100,215

PLDT, Inc.	46,600	1,231,814

Puregold Price Club, Inc.	617,440	512,469

Robinsons Land Corp.	526,315	186,431

San Miguel Corp.	135,700	326,447

Semirara Mining & Power Corp.	841,720	254,032

SM Investments Corp.	101,960	2,089,123

SM Prime Holdings, Inc.	1,912,250	1,429,898

Universal Robina Corp.	498,530	1,476,058

		$18,859,012

Poland — 2.4%

11 bit studios S.A.(1)	831	$104,087

AmRest Holdings SE(1)	30,244	205,323

Asseco Poland S.A.	58,390	1,181,675

Bank Millennium S.A.(1)	355,533	434,937

Bank Polska Kasa Opieki S.A.(1)	28,994	707,546

Budimex S.A.	18,212	1,338,060

CCC S.A.(1)	15,874	468,295

CD Projekt S.A.(2)	18,361	892,007

Ciech S.A.	10,219	130,029

Cyfrowy Polsat S.A.	79,099	621,386

Dino Polska S.A.(1)(3)	20,443	1,501,694

Grupa Lotos S.A.	28,977	408,527

KGHM Polska Miedz S.A.	41,018	2,018,208

LPP S.A.(1)	828	2,793,693

Security	Shares	Value

Poland (continued)

mBank S.A.(1)	4,424	$377,690

Orange Polska S.A.(1)	167,587	294,927

PGE S.A.(1)	240,236	592,937

Polski Koncern Naftowy ORLEN S.A.	108,515	2,187,819

Polskie Gornictwo Naftowe i Gazownictwo S.A.	539,565	944,121

Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	153,792	1,525,854

Powszechny Zaklad Ubezpieczen S.A.(1)	48,144	463,613

Tauron Polska Energia S.A.(1)	649,423	568,674

		$19,761,102

Qatar — 1.2%

Al Meera Consumer Goods Co.	27,717	$144,500

Barwa Real Estate Co.	735,909	592,903

Commercial Bank PSQC (The)	183,085	260,523

Gulf International Services QSC(1)	697,440	281,390

Gulf Warehousing Co.	90,829	126,943

Industries Qatar	655,447	2,347,657

Masraf Al Rayan QSC	315,573	380,057

Medicare Group	133,820	312,819

Ooredoo QPSC	309,240	609,587

Qatar Electricity & Water Co. QSC	73,498	330,692

Qatar Gas Transport Co., Ltd.	1,461,437	1,184,670

Qatar Insurance Co.(1)	278,111	186,620

Qatar International Islamic Bank	65,027	163,521

Qatar Islamic Bank	106,122	495,571

Qatar National Bank QPSC	343,273	1,664,892

Qatar National Cement Co. QSC	133,280	179,659

United Development Co. QSC	491,981	193,282

Vodafone Qatar QSC	665,921	290,688

		$9,745,974

Romania — 0.8%

Banca Transilvania S.A.	1,580,646	$1,036,921

BRD-Groupe Societe Generale S.A.	115,089	484,862

NEPI Rockcastle PLC	223,722	1,585,395

OMV Petrom S.A.	16,464,407	1,684,153

Societatea Energetica Electrica S.A.	51,840	159,717

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	117,669	893,595

Societatea Nationala Nuclearelectrica S.A.	36,909	245,177

Transelectrica S.A.	25,773	154,373

Transgaz S.A. Medias	5,512	371,324

		$6,615,517

Russia — 5.1%

Aeroflot PJSC(1)	91,240	$85,287

Etalon Group PLC GDR(5)	78,319	127,464

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)

Evraz PLC	192,475	$1,579,107

Federal Grid Co. Unified Energy System PJSC(1)	147,070,600	444,192

Gazprom PJSC ADR	459,632	3,508,664

Globaltrans Investment PLC GDR(5)(6)	136,358	977,211

Globaltrans Investment PLC GDR(5)(6)	77	552

Inter RAO UES PJSC	19,191,000	1,234,044

Lukoil PJSC ADR	36,448	3,382,825

Magnit PJSC	38,428	2,786,812

Magnitogorsk Iron & Steel Works PJSC	240,670	199,584

Mail.Ru Group, Ltd. GDR(1)(5)	29,865	678,914

MMC Norilsk Nickel PJSC ADR	100,172	3,417,785

Mobile TeleSystems PJSC	215,893	1,008,612

Moscow Exchange MICEX-RTS PJSC	127,251	296,819

Mosenergo PJSC	12,772,962	410,649

Novatek PJSC GDR(5)	10,758	2,360,671

Novolipetsk Steel PJSC GDR(5)	30,384	957,780

OGK-2 PJSC	20,114,000	216,798

PhosAgro PJSC GDR(5)	17,387	351,767

PIK Group PJSC	113,450	1,670,856

Polymetal International PLC	34,770	748,759

QIWI PLC ADR(2)	13,700	146,042

Rosneft Oil Co. PJSC GDR(5)	111,200	862,459

Rosseti PJSC	19,631,873	363,137

Rostelecom PJSC	154,538	215,784

RusHydro PJSC	50,195,952	595,930

Sberbank of Russia PJSC	542,510	2,259,410

Severstal PAO GDR(5)	44,425	956,144

Sistema PJSFC	595,500	258,887

Sistema PJSFC GDR(5)	33,906	292,080

Surgutneftegas PJSC ADR	68,500	340,257

Surgutneftegas PJSC, PFC Shares	583,817	369,373

Tatneft PJSC ADR	26,223	1,146,410

Transneft PJSC, PFC Shares	233	552,214

Unipro PJSC	5,780,000	217,916

VEON, Ltd. ADR(1)	97,500	178,425

X5 Retail Group NV GDR(5)(6)	76,804	2,694,676

X5 Retail Group NV GDR(5)(6)	10,696	375,002

Yandex NV, Class A(1)(2)	65,800	4,655,350

		$42,924,648

Saudi Arabia — 5.0%

Abdullah Al Othaim Markets Co.	13,931	$460,115

Advanced Petrochemical Co.	12,100	233,480

Al Babtain Power & Telecommunication Co.	16,768	180,597

Al Hammadi Co. for Development and Investment	40,420	426,895

Al Jouf Agricultural Development Co.	5,930	133,404

Security	Shares	Value

Saudi Arabia (continued)

Al Rajhi Bank	53,390	$1,581,069

Alandalus Property Co.	48,435	351,211

Aldrees Petroleum and Transport Services Co.	66,742	1,215,049

Alinma Bank	44,317	248,740

Almarai Co. JSC	100,001	1,690,929

Arabian Centres Co., Ltd.	49,400	345,576

Arriyadh Development Co.	42,294	276,281

Aseer Trading Tourism & Manufacturing Co.(1)	25,344	182,144

Ayyan Investment Co.(1)	51,400	383,880

Bank AlBilad(1)	24,288	237,816

Banque Saudi Fransi	14,851	152,083

Batic Investments and Logistic Co.(1)	28,296	305,465

Bawan Co.	29,236	315,984

BinDawood Holding Co.	8,228	243,055

Dallah Healthcare Co.	27,634	585,034

Dar Al Arkan Real Estate Development Co.(1)	256,964	724,998

Dr Sulaiman Al Habib Medical Services Group Co.	33,300	1,452,476

Dur Hospitality Co.(1)	23,004	215,413

Emaar Economic City(1)	244,571	834,579

Etihad Etisalat Co.	44,585	394,243

Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	280,655

Herfy Food Services Co.	12,431	211,646

Jadwa REIT Saudi Fund	53,274	223,449

Jarir Marketing Co.	36,791	2,071,058

Leejam Sports Co. JSC(1)	13,120	272,120

Maharah Human Resources Co.	11,400	239,667

Middle East Healthcare Co.(1)	36,220	378,244

Mouwasat Medical Services Co.	29,966	1,440,674

National Agriculture Development Co. (The)(1)	21,203	227,618

National Gas & Industrialization Co.	15,924	182,145

National Medical Care Co.	37,993	688,774

Rabigh Refining & Petrochemical Co.(1)	144,000	903,416

Riyad Bank	68,732	485,728

Riyad REIT Fund	60,724	161,348

SABIC Agri-Nutrients Co.	11,622	370,391

Sahara International Petrochemical Co.	69,037	564,537

Saudi Airlines Catering Co.(1)	25,239	530,239

Saudi Arabian Mining Co.(1)	16,847	284,320

Saudi Arabian Oil Co.(3)	385,399	3,607,537

Saudi Automotive Services Co.	34,664	338,039

Saudi Basic Industries Corp.	50,575	1,644,185

Saudi Ceramic Co.(1)	14,766	225,882

Saudi Chemical Co. Holding	44,268	483,692

Saudi Co. for Hardware CJSC	14,700	291,819

Saudi Electricity Co.	336,759	2,168,439

Saudi Ground Services Co.(1)	47,512	459,097

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Saudi Arabia (continued)

Saudi Industrial Investment Group	49,800	$465,321

Saudi Industrial Services Co.	15,031	188,818

Saudi Kayan Petrochemical Co.(1)	56,284	271,264

Saudi National Bank (The)	80,034	1,229,319

Saudi Public Transport Co.(1)	35,777	272,734

Saudi Real Estate Co.(1)	60,549	432,338

Saudi Research & Media Group(1)	12,391	585,369

Saudi Telecom Co.	87,820	3,083,221

Saudia Dairy & Foodstuff Co.	4,822	232,105

Savola Group (The)	59,642	686,558

Seera Group Holding(1)	85,901	497,350

United Electronics Co.	30,155	1,069,461

United International Transportation Co.	24,521	295,128

Yanbu National Petrochemical Co.	21,617	418,876

		$41,633,097

Slovenia — 0.6%

Cinkarna Celje DD	328	$89,137

Krka dd Novo mesto	30,664	3,765,708

Luka Koper	2,736	80,542

Petrol	572	297,913

Pozavarovalnica Sava DD	16,854	493,579

Zavarovalnica Triglav DD	5,119	198,304

		$4,925,183

South Africa — 4.5%

Allied Electronics Corp, Ltd., A Shares	163,786	$97,140

Anglo American Platinum, Ltd.	5,100	589,015

AngloGold Ashanti, Ltd.	22,269	413,347

AngloGold Ashanti, Ltd. ADR	5,299	98,455

Aspen Pharmacare Holdings, Ltd.(1)	224,102	2,540,108

AVI, Ltd.	83,313	414,257

Barloworld, Ltd.(2)	20,980	157,163

Bid Corp., Ltd.(1)	57,654	1,250,274

Bidvest Group, Ltd. (The)(2)	261,214	3,489,017

Clicks Group, Ltd.(2)	60,244	1,037,711

Discovery, Ltd.(1)	41,702	367,699

Equites Property Fund, Ltd.	201,368	264,755

Exxaro Resources, Ltd.	36,655	432,568

FirstRand, Ltd.	405,123	1,519,974

Fortress REIT, Ltd., Class A	588,340	560,441

Gold Fields, Ltd.	58,837	524,688

Growthpoint Properties, Ltd.(2)	714,294	745,210

Hyprop Investments, Ltd.	146,398	271,511

Impala Platinum Holdings, Ltd.	61,225	1,006,999

Security	Shares	Value

South Africa (continued)

Imperial Logistics, Ltd.	68,454	$227,171

KAP Industrial Holdings, Ltd.(1)	1,060,462	307,029

Kumba Iron Ore, Ltd.	7,137	318,929

Life Healthcare Group Holdings, Ltd.(1)	374,426	597,744

Mediclinic International PLC(1)	148,487	614,535

MiX Telematics, Ltd. ADR(2)	11,300	187,467

Momentum Metropolitan Holdings	137,550	187,696

Mr Price Group, Ltd.	16,841	247,307

MTN Group, Ltd.(1)(2)	326,923	2,361,884

MultiChoice Group, Ltd.	102,762	842,167

Naspers, Ltd., Class N	26,631	5,615,063

Net 1 UEPS Technologies, Inc.(1)(2)	20,900	98,439

Netcare, Ltd.(1)	141,074	140,575

Northam Platinum, Ltd.(1)	36,209	546,963

Pick’n Pay Stores, Ltd.	105,331	389,459

PSG Group, Ltd.	80,401	448,105

Redefine Properties, Ltd.(1)	2,026,723	607,328

Resilient REIT, Ltd.	127,790	465,890

Reunert, Ltd.	55,719	197,437

Sanlam, Ltd.	47,771	205,407

Santam, Ltd.(1)	7,291	132,431

Sasol, Ltd.(1)	45,636	695,224

Shoprite Holdings, Ltd.	126,153	1,372,643

Sibanye Stillwater, Ltd.	227,874	949,639

SPAR Group, Ltd. (The)	30,000	380,160

Standard Bank Group, Ltd.	30,572	273,027

Telkom S.A. SOC, Ltd.	209,252	680,969

Tiger Brands, Ltd.(2)	40,729	595,616

Vodacom Group, Ltd.	150,296	1,354,597

Vukile Property Fund, Ltd.	512,342	411,751

Woolworths Holdings, Ltd.(1)	68,586	259,300

		$37,492,284

South Korea — 5.0%

Alteogen, Inc.(1)	2,400	$178,284

AMOREPACIFIC Corp.	3,554	795,132

AMOREPACIFIC Group	5,071	288,364

Bukwang Pharmaceutical Co., Ltd.	8,877	159,688

Celltrion Healthcare Co., Ltd.(1)	5,343	549,059

Celltrion Pharm, Inc.(1)	1,986	277,139

Celltrion, Inc.(1)	6,685	1,593,268

Chabiotech Co., Ltd.(1)	12,772	326,011

Cheil Worldwide, Inc.	11,267	251,484

CJ CheilJedang Corp.	810	331,555

CJ Corp.	2,998	284,588

Coway Co., Ltd.	3,444	240,311

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Daewoo Industrial Development Co., Ltd.(1)	3,501	$13,679

DL E&C Co., Ltd.(1)	2,368	298,242

DL Holdings Co., Ltd.	1,888	134,101

Dong-A ST Co., Ltd.	3,213	245,434

E-MART, Inc.	1,921	272,687

Genexine Inc.(1)	2,500	199,572

Green Cross Corp.	400	116,785

GS Engineering & Construction Corp.	6,207	236,331

GS Holdings Corp.	7,122	292,825

Hana Financial Group, Inc.	6,353	260,355

Hankook Tire and Technology Co., Ltd.	5,992	274,938

Hanmi Pharm Co., Ltd.	1,284	381,271

Hanmi Science Co., Ltd.	3,060	207,382

Hanwha Corp.	10,423	293,473

Hanwha Solutions Corp.(1)	9,753	385,182

HLB, Inc.(1)	4,600	136,245

Hotel Shilla Co., Ltd.	2,448	210,808

Hugel, Inc.(1)	1,400	298,475

Hyosung TNC Corp.	1,113	889,604

Hyundai Engineering & Construction Co., Ltd.	7,403	383,227

Hyundai Glovis Co., Ltd.	1,372	254,562

Hyundai Mobis Co., Ltd.	2,818	730,795

Hyundai Motor Co.	6,125	1,303,284

Kangwon Land, Inc.(1)	9,384	224,031

KB Financial Group, Inc.	4,943	245,321

Kia Corp.	10,062	801,869

KIWOOM Securities Co., Ltd.	2,085	242,266

KMW Co., Ltd.(1)	2,041	98,102

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	212,188

Korea Zinc Co., Ltd.	995	381,557

Korean Air Lines Co., Ltd.(1)	6,176	172,742

KT&G Corp.	9,317	698,237

Kumho Petrochemical Co., Ltd.	1,229	239,456

LG Chem, Ltd.	1,592	1,202,103

LG Corp.	5,307	482,830

LG Display Co., Ltd.(1)	8,289	180,189

LG Electronics, Inc.	5,219	755,630

LG Household & Health Care, Ltd.	582	910,317

LG Innotek Co., Ltd.	1,400	276,874

LG Uplus Corp.	22,484	306,546

Lotte Chemical Corp.	827	192,727

LS Corp.	3,961	248,707

LS Electric Co., Ltd.	4,500	223,389

LX Holdings Corp.(1)	2,573	25,704

MedPacto, Inc.(1)	2,253	140,229

Naver Corp.	5,654	2,098,021

Security	Shares	Value

South Korea (continued)

NCsoft Corp.	883	$642,491

Nong Shim Co., Ltd.	480	133,594

Orion Corp. of Republic of Korea	1,101	115,863

Pharmicell Co., Ltd.(1)	12,700	204,856

POSCO	3,029	936,111

S-Oil Corp.(1)	8,414	766,188

S1 Corp.	2,867	208,429

Samsung Biologics Co., Ltd.(1)(3)	1,264	941,799

Samsung C&T Corp.	4,158	503,567

Samsung Electro-Mechanics Co., Ltd.	1,336	209,508

Samsung Electronics Co., Ltd.	99,923	7,153,101

Samsung SDI Co., Ltd.	1,221	755,967

Samsung SDS Co., Ltd.	1,271	208,745

Seegene, Inc.	3,878	284,646

Shin Poong Pharmaceutical Co., Ltd.	2,300	176,018

Shinhan Financial Group Co., Ltd.	5,915	213,558

Shinsegae, Inc.	779	197,400

SK Biopharmaceuticals Co., Ltd.(1)	1,515	165,340

SK Chemicals Co., Ltd.	770	177,512

SK Holdings Co., Ltd.	1,665	417,326

SK Hynix, Inc.	9,559	1,078,910

SK Innovation Co., Ltd.(1)	6,751	1,770,169

SK Telecom Co., Ltd.	2,557	726,654

Yuhan Corp.	3,178	178,029

Zyle Motor Sales Corp.(1)	4,895	6,694

		$41,625,650

Sri Lanka — 0.5%

Access Engineering PLC	1,978,107	$227,223

Ceylon Tobacco Co. PLC	96,609	462,799

Chevron Lubricants Lanka PLC	216,091	113,608

Commercial Bank of Ceylon PLC	615,785	272,407

Dialog Axiata PLC	10,448,265	628,647

Hatton National Bank PLC	292,310	196,429

Hemas Holdings PLC	342,755	140,788

John Keells Holdings PLC	1,826,099	1,240,525

National Development Bank PLC	493,898	199,024

Nations Trust Bank PLC	295,833	86,455

Nestle Lanka PLC	15,593	103,883

Sampath Bank PLC	926,013	244,983

Teejay Lanka PLC	1,870,121	361,028

		$4,277,799

Taiwan — 5.0%

Advantech Co., Ltd.	15,357	$190,019

ASE Technology Holding Co., Ltd.	133,247	534,619

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Asia Cement Corp.	126,967	$231,021

Asustek Computer, Inc.	18,174	242,332

AU Optronics Corp.	452,000	365,514

Catcher Technology Co., Ltd.	27,100	177,006

Cathay Financial Holding Co., Ltd.	142,351	275,227

Cheng Shin Rubber Industry Co., Ltd.	394,010	660,613

China Airlines, Ltd.(1)	272,963	186,726

China Petrochemical Development Corp.	363,199	181,816

China Steel Corp.	579,815	823,426

Chunghwa Telecom Co., Ltd.	510,780	2,084,323

Delta Electronics, Inc.	46,356	503,605

E.Sun Financial Holding Co., Ltd.	240,859	227,353

EirGenix, Inc.(1)	29,000	153,679

EVA Airways Corp.	223,334	161,601

Evergreen Marine Corp.(1)	669,283	4,727,451

Far Eastern Department Stores, Ltd.	288,642	235,828

Far Eastern New Century Corp.	178,313	204,758

Far EasTone Telecommunications Co., Ltd.	145,776	337,907

Feng Hsin Steel Co., Ltd.	40,000	116,588

Feng TAY Enterprise Co., Ltd.	13,000	114,045

First Financial Holding Co., Ltd.	176,565	143,807

Formosa Chemicals & Fibre Corp.	295,755	898,991

Formosa Petrochemical Corp.	199,153	761,082

Formosa Plastics Corp.	220,959	816,531

Formosa Taffeta Co., Ltd.	193,000	225,818

Fubon Financial Holding Co., Ltd.	121,439	321,943

Giant Manufacturing Co., Ltd.	69,531	794,688

Globalwafers Co., Ltd.	7,000	230,792

Great Wall Enterprise Co., Ltd.	162,329	350,095

Highwealth Construction Corp.	112,811	176,686

Hiwin Technologies Corp.	20,487	290,088

Hon Hai Precision Industry Co., Ltd.	264,806	1,063,197

Hotai Motor Co., Ltd.	42,000	925,391

Hua Nan Financial Holdings Co., Ltd.	198	131

Innolux Corp.	206,000	153,245

Largan Precision Co., Ltd.	2,042	227,053

Lite-On Technology Corp.	39,048	80,668

MediaTek, Inc.	31,664	1,091,972

Medigen Vaccine Biologics Corp.(1)	52,925	468,491

Mega Financial Holding Co., Ltd.	178,688	210,665

Merida Industry Co., Ltd.	53,907	605,258

Nan Kang Rubber Tire Co., Ltd.	100,819	138,895

Nan Ya Plastics Corp.	263,378	785,718

Nanya Technology Corp.	51,165	146,221

Novatek Microelectronics Corp.	15,479	276,657

OBI Pharma, Inc.(1)	42,000	171,108

Security	Shares	Value

Taiwan (continued)

Pegatron Corp.	81,486	$201,185

Pegavision Corp.	8,000	173,390

Pharmally International Holding Co., Ltd.(1)(4)	38,000	0

Polaris Group(1)	80,000	209,632

Pou Chen Corp.	501,309	706,723

President Chain Store Corp.	85,716	808,860

Quanta Computer, Inc.	35,000	109,852

Radiant Opto-Electronics Corp.	41,350	180,213

Realtek Semiconductor Corp.	27,542	498,920

Ruentex Development Co., Ltd.	64,114	130,145

Ruentex Industries, Ltd.	83,016	261,785

Sanyang Motor Co., Ltd.	479,000	519,559

Simplo Technology Co., Ltd.	12,652	162,928

Synnex Technology International Corp.	117,569	214,726

Tainan Spinning Co., Ltd.	734,407	779,637

Taiwan Cement Corp.	370,565	678,257

Taiwan Mobile Co., Ltd.	236,858	867,031

Taiwan Semiconductor Manufacturing Co., Ltd.	324,747	6,994,410

Teco Electric & Machinery Co., Ltd.	105,000	125,039

TTY Biopharm Co., Ltd.	167,780	525,819

U-Ming Marine Transport Corp.	47,000	150,073

Uni-President Enterprises Corp.	719,588	1,889,598

United Microelectronics Corp.	252,323	478,481

Vanguard International Semiconductor Corp.	54,544	231,071

Walsin Lihwa Corp.	169,980	178,470

Yageo Corp.	14,362	289,142

Yieh Phui Enterprise Co., Ltd.(1)	447,348	533,232

Yuanta Financial Holding Co., Ltd.	104,694	100,810

YungShin Global Holding Corp.	59,000	93,176

		$42,182,812

Thailand — 5.1%

Advanced Info Service PCL(7)	221,200	$1,180,880

Airports of Thailand PCL(7)	1,043,700	2,021,495

Amata Corp. PCL(7)	203,300	116,293

AP Thailand PCL(7)	920,660	240,093

Bangkok Bank PCL(7)	64,400	227,410

Bangkok Chain Hospital PCL(7)	1,548,300	1,120,766

Bangkok Dusit Medical Services PCL(7)	4,109,900	2,952,343

Bangkok Expressway & Metro PCL(7)	2,095,654	533,161

Banpu PCL(7)	695,700	339,080

Berli Jucker PCL(7)	219,700	238,547

BTS Group Holdings PCL(7)	1,650,200	481,656

Bumrungrad Hospital PCL(7)	371,500	1,491,292

Central Pattana PCL(7)	355,200	582,695

Central Retail Corp. PCL(7)	846,100	885,147

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

CH. Karnchang PCL(7)	194,800	$114,399

Charoen Pokphand Foods PCL(7)	487,600	403,504

Chularat Hospital PCL(7)	5,372,700	667,187

CP ALL PCL(7)	474,700	889,294

Delta Electronics (Thailand) PCL(7)	406,700	7,335,849

Electricity Generating PCL(7)	33,200	181,454

Energy Absolute PCL(7)	295,900	563,993

Global Power Synergy PCL(7)	116,000	264,514

Gulf Energy Development PCL(7)	927,900	992,389

Hana Microelectronics PCL(7)	1,138,400	2,532,521

Home Product Center PCL(7)	1,275,460	573,570

Indorama Ventures PCL(7)	428,071	545,269

Intouch Holdings PCL(7)	233,071	472,916

Jasmine International PCL(7)	2,504,800	226,885

Kasikornbank PCL(7)	117,400	433,312

Kiatnakin Phatra Bank PCL(7)	144,700	251,934

Krung Thai Bank PCL(7)	1,007,025	336,764

Land & Houses PCL(7)	1,034,900	256,687

Mega Lifesciences PCL(7)	487,100	581,893

Minor International PCL(1)(7)	2,558,336	2,398,056

PTT Exploration & Production PCL(7)	270,516	989,846

PTT Global Chemical PCL(7)	306,705	565,580

PTT PCL(7)	1,998,600	2,452,611

Quality House PCL(7)	3,330,683	236,974

Ratch Group PCL(7)	101,600	145,088

Siam Cement PCL(7)	110,911	1,496,105

Siam Commercial Bank PCL(7)	150,900	462,217

Siam Global House PCL(7)	499,309	321,323

Sino-Thai Engineering & Construction PCL(7)	241,100	102,461

Star Petroleum Refining PCL(1)(7)	881,700	267,425

Supalai PCL(7)	473,400	304,381

SVI PCL(7)	1,450,800	221,056

Thai Beverage PCL(7)	1,328,700	668,191

Thai Oil PCL(7)	175,500	299,290

Thai Union Group PCL(7)	480,092	296,717

TOA Paint Thailand PCL(7)	174,300	178,332

Total Access Communication PCL(7)	96,800	92,197

TPI Polene PCL(7)	2,914,200	162,841

True Corp. PCL(7)	5,185,982	515,061

TTW PCL(7)	544,700	198,830

VGI PCL(7)	1,361,600	257,101

WHA Corp. PCL(7)	3,200,800	319,776

		$42,986,651

Tunisia — 0.6%

Attijari Bank	28,110	$315,699

Banque de Tunisie	118,510	268,467

Security	Shares	Value

Tunisia (continued)

Banque Internationale Arabe de Tunisie	37,272	$839,114

Banque Nationale Agricole	25,291	69,431

Carthage Cement(1)	469,841	291,448

Euro Cycles S.A.	38,028	393,517

Poulina Group	112,565	499,675

Societe d’Articles Hygieniques S.A.	120,815	529,037

Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,252,339

Telnet Holding	121,453	376,425

Union Internationale de Banques S.A.	42,491	251,078

		$5,086,230

Turkey — 2.0%

Akbank T.A.S.	630,171	$382,255

Aksa Akrilik Kimya Sanayii AS	99,477	171,138

Anadolu Efes Biracilik ve Malt Sanayii AS	77,000	196,860

Arcelik AS	179,017	612,176

Aselsan Elektronik Sanayi Ve Ticaret AS	79,589	134,595

Bera Holding AS(1)	79,200	109,487

BIM Birlesik Magazalar AS	140,277	1,001,503

Coca-Cola Icecek AS	32,819	293,360

Dogan Sirketler Grubu Holding AS	250,600	81,771

EGE Endustri VE Ticaret AS	1,386	192,865

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,231,548	265,294

Enerjisa Enerji AS(3)	350,002	416,082

Enka Insaat ve Sanayi AS	351,926	378,312

Eregli Demir ve Celik Fabrikalari TAS	426,593	882,682

Esenboga Elektrik Uretim AS	58,466	189,398

Ford Otomotiv Sanayi AS	57,565	1,123,031

Haci Omer Sabanci Holding AS	188,084	192,028

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	162,891	222,838

Is Gayrimenkul Yatirim Ortakligi AS(1)	580,923	125,339

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	383,016	293,450

KOC Holding AS	286,812	603,958

Koza Altin Isletmeleri AS(1)	11,800	158,815

Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	203,863

Logo Yazilim Sanayi Ve Ticaret AS	63,604	242,848

Mavi Giyim Sanayi Ve Ticaret AS, Class B(1)(3)	43,931	284,917

Migros Ticaret AS(1)	33,597	125,462

MLP Saglik Hizmetleri AS(1)(3)	225,692	574,458

ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	393,442	81,765

Pegasus Hava Tasimaciligi AS(1)	10,308	85,263

Petkim Petrokimya Holding AS(1)	631,618	380,478

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	58,885	82,659

Sasa Polyester Sanayi AS(1)	72,306	226,642

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	229,058

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)

Tekfen Holding AS	62,617	$105,398

Tofas Turk Otomobil Fabrikasi AS	105,830	358,522

Turk Hava Yollari AO(1)	185,117	284,602

Turkcell Iletisim Hizmetleri AS	1,081,566	2,000,975

Turkiye Petrol Rafinerileri AS(1)	187,150	2,042,153

Turkiye Sise ve Cam Fabrikalari AS	405,026	355,463

Ulker Biskuvi Sanayi AS	66,561	158,697

Vakif Gayrimenkul Yatirim Ortakligi AS(1)	381,832	63,169

Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	200,411

Yapi ve Kredi Bankasi AS	422,243	104,751

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	150,792	224,813

		$16,443,604

United Arab Emirates — 1.2%

Abu Dhabi Commercial Bank PJSC	534,173	$999,806

Abu Dhabi National Oil Co. for Distribution PJSC	223,509	263,624

Agthia Group PJSC	198,566	318,760

Air Arabia PJSC(1)	646,580	234,547

Aldar Properties PJSC	1,024,671	1,066,034

Dana Gas PJSC	1,234,795	281,013

Dubai Investments PJSC	1,160,641	537,703

Emaar Properties PJSC	1,163,640	1,321,650

Emirates Telecommunications Group Co. PJSC	498,955	2,987,905

First Abu Dhabi Bank PJSC	527,894	2,400,549

		$10,411,591

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	146,769	$742,266

Bank for Investment and Development of Vietnam JSC	40,630	83,401

Development Investment Construction Corp.(1)	10	11

FLC Faros Construction JSC(1)	6	2

HAGL JSC(1)	505,340	129,588

Hoa Phat Group JSC	1,838,941	4,121,445

KIDO Group Corp.	40,276	108,133

Kinh Bac City Development Share Holding Corp.(1)	245,370	410,130

Masan Group Corp.	181,260	877,288

PetroVietnam Drilling & Well Services JSC(1)	8	8

PetroVietnam Gas JSC	23,830	96,300

PetroVietnam Technical Services Corp.	92,872	116,204

SSI Securities Corp.	2	5

Thaiholdings JSC(1)	11,300	101,581

Vietjet Aviation JSC(1)	88,394	466,769

Vietnam Construction and Import-Export JSC	87,800	189,997

Vietnam Dairy Products JSC	250,848	985,440

Vietnam National Petroleum Group	30	71

Security	Shares	Value

Vietnam (continued)

Vincom Retail JSC(1)	85,213	$117,572

Vingroup JSC(1)	343,804	1,777,367

		$10,323,578

Total Common Stocks (identified cost $428,796,585)		$834,176,232

Exchange-Traded Funds — 0.0%(8)
Security	Shares	Value

NewGold Issuer, Ltd.(1)	3,570	$58,938

Total Exchange-Traded Funds (identified cost $62,104)		$58,938

Rights(1) — 0.0%(8)
Security	Shares	Value

Ultrapar Participacoes S.A., Exp. 7/26/21	90,476	$728

Total Rights (identified cost $0)		$728

Warrants(1) — 0.0%(8)
Security	Shares	Value

VS Industry Bhd, Exp. 6/14/24, Strike MYR 1.38	340,350	$21,725

Total Warrants (identified cost $0)		$21,725

Short-Term Investments — 0.6%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(9)	5,130,887	$5,130,887

Total Short-Term Investments (identified cost $5,130,887)		$5,130,887

Total Investments — 100.0% (identified cost $433,989,576)		$839,388,510

Other Assets, Less Liabilities — (0.0)%(8)		$(415,132)

Net Assets — 100.0%		$838,973,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Portfolio of Investments — continued

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $20,287,340.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $26,189,812 or 3.1% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $13,064,347 or 1.6% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	12.1%	$101,732,973

Materials	10.9	91,513,296

Industrials	10.5	88,053,724

Consumer Staples	10.2	85,705,875

Consumer Discretionary	9.9	83,191,412

Information Technology	9.6	80,542,891

Communication Services	9.4	78,900,477

Health Care	9.0	75,643,440

Energy	9.0	75,326,961

Real Estate	4.7	39,190,910

Utilities	4.1	34,396,726

Short-Term Investments	0.6	5,130,887

Exchange-Traded Funds	0.0 *	58,938

Total Investments	100.0%	$839,388,510

*	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

BDR	–	Brazilian Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Statement of Assets and Liabilities

Assets	June 30, 2021

Unaffiliated investments, at value including $20,287,340 of securities on loan (identified cost, $433,989,576)	$839,388,510

Cash	1,641

Foreign currency, at value (identified cost, $7,909,137)	7,275,256

Dividends receivable	2,685,393

Receivable for investments sold	3,635,051

Receivable for Fund shares sold	10,353

Securities lending income receivable	9,524

Tax reclaims receivable	138,370

Total assets	$853,144,098

Liabilities

Demand note payable	$3,070,000

Collateral for securities loaned	5,130,887

Payable for investments purchased	31,286

Payable for Fund shares redeemed	2,856,678

Payable to affiliates:

Investment adviser fee	320,782

Administration fee	356,424

Accrued foreign capital gains taxes	2,386,898

Accrued expenses	17,765

Total liabilities	$14,170,720

Net Assets	$838,973,378

Sources of Net Assets

Paid-in capital	$440,033,089

Distributable earnings	398,940,289

Total	$838,973,378

Institutional Class Shares

Net Assets	$838,973,378

Shares Outstanding	15,340,651

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$54.69

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Statement of Operations

Investment Income	Year Ended June 30, 2021

Dividends (net of foreign taxes, $2,661,188)	$23,502,975

Securities lending income, net	123,967

Other income	389,913

Total investment income	$24,016,855

Expenses

Investment adviser fee	$3,929,148

Administration fee	4,365,720

Interest expense and fees	63,405

Total expenses	$8,358,273

Net investment income	$15,658,582

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $436,185)	$111,496,675

Foreign currency transactions	(1,073,033)

Net realized gain	$110,423,642

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $1,823,328)	$158,867,059

Foreign currency	(511,036)

Net change in unrealized appreciation (depreciation)	$158,356,023

Net realized and unrealized gain	$268,779,665

Net increase in net assets from operations	$284,438,247

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$15,658,582	$44,815,292

Net realized gain (loss)	110,423,642	(57,538,384)

Net change in unrealized appreciation (depreciation)	158,356,023	(318,911,414)

Net increase (decrease) in net assets from operations	$284,438,247	$(331,634,506)

Distributions to shareholders —

Institutional Class	$(15,418,818)	$(54,952,373)

Total distributions to shareholders	$(15,418,818)	$(54,952,373)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$31,623,511	$156,113,242

Net asset value of shares issued to shareholders in payment of distributions declared	12,356,736	47,680,561

Cost of shares redeemed	(575,485,181)	(1,057,428,277)

Net decrease in net assets from Fund share transactions	$(531,504,934)	$(853,634,474)

Net decrease in net assets	$(262,485,505)	$(1,240,221,353)

Net Assets

At beginning of year	$1,101,458,883	$2,341,680,236

At end of year	$838,973,378	$1,101,458,883

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Financial Highlights

	Institutional Class

	Year Ended June 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$40.370	$48.520	$48.590	$47.740	$41.370

Income (Loss) From Operations

Net investment income(1)	$0.859	$1.100	$1.042	$0.967	$0.777

Net realized and unrealized gain (loss)	14.354	(7.971)	(0.110)	0.811	6.232

Total income (loss) from operations	$15.213	$(6.871)	$0.932	$1.778	$7.009

Less Distributions

From net investment income	$(0.893)	$(1.279)	$(1.002)	$(0.939)	$(0.699)

Total distributions	$(0.893)	$(1.279)	$(1.002)	$(0.939)	$(0.699)

Redemption fees(1)(2)	$—	$—	$—	$0.011 (3)	$0.060

Net asset value — End of year	$54.690	$40.370	$48.520	$48.590	$47.740

Total Return(4)	37.89%	(14.61)%	2.12%	3.63%	17.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$838,973	$1,101,459	$2,341,680	$3,257,773	$3,410,698

Ratios (as a percentage of average daily net assets):

Expenses	0.96%	0.96%	0.96%	0.95%	0.95%

Net investment income	1.79%	2.46%	2.21%	1.86%	1.75%

Portfolio Turnover	19%	2%	4%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

27	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended June 30, 2021, the Fund received approximately $390,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2021 and June 30, 2020 was as follows:

	Year Ended June 30,
	2021	2020

Ordinary income	$15,418,818	$54,952,373

During the year ended June 30, 2021, distributable earnings was decreased by $7,288,930 and paid-in capital was increased by $7,288,930 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$10,833,743

Undistributed long-term capital gains	3,155,369

Net unrealized appreciation	384,951,177

Distributable earnings	$398,940,289

29

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$451,417,674

Gross unrealized appreciation	$418,974,855

Gross unrealized depreciation	(31,004,019)

Net unrealized appreciation	$387,970,836

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2021, the investment adviser fee amounted to $3,929,148.

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2021, the administration fee amounted to $4,365,720. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $163,466,370 and $696,303,711, respectively, for the year ended June 30, 2021.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2021	2020

Sales	659,393	3,784,063

Issued to shareholders electing to receive payments of distributions in Fund shares	249,682	980,275

Redemptions	(12,851,336)	(25,746,578)

Net decrease	(11,942,261)	(20,982,240)

30

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Notes to Financial Statements — continued

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2021, the Fund had a balance outstanding pursuant to this line of credit of $3,070,000 at an annual interest rate of 1.35%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2021. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2021. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2021 were $4,770,630 and 1.17%, respectively.

7  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $20,287,340 and $21,280,842, respectively. Collateral received was comprised of cash of $5,130,887 and U.S. government and/or agencies securities of $16,149,955. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$5,130,887	$—	$—	$—	$5,130,887

The carrying amount of the liability for collateral for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2021.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

31

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$18,798,542	$396,267,397		$276,434	$415,342,373

Emerging Europe	5,649,656	119,174,813		—	124,824,469

Latin America	127,032,589	—		—	127,032,589

Middle East/Africa	3,163,830	155,908,769		7,904,202	166,976,801

Total Common Stocks	$154,644,617	$671,350,979	**	$8,180,636	$834,176,232

Exchange-Traded Funds	$—	$58,938		$—	$58,938

Rights	728	—		—	728

Warrants	21,725	—		—	21,725

Short-Term Investments	5,130,887	—		—	5,130,887

Total Investments	$159,797,957	$671,409,917		$8,180,636	$839,388,510

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2021 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

32

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 18, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended June 30, 2021, the Fund designates approximately $14,079,464, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended June 30, 2021, the Fund paid foreign taxes of $2,533,239 and recognized foreign source income of $26,003,802.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2021, $4,799,452 or, if subsequently determined to be different, the net capital gain of such year.

34

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric Tax-Managed Emerging Markets Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	8,433,697.385	206,862.484	222,578.498	0

Proposal 2	8,431,983.364	209,089.510	222,065.492	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

35

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

36

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 139 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 138 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 138 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (2012-2021) (investment management firm (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

37

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

38

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.21

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2020 and June 30, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2020	6/30/2021
Audit Fees	$79,250	$79,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,667	$13,667
All Other Fees(3)	$0	$0

Total(4)	$92,917	$92,917

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/19	6/30/20	10/31/20	6/30/21
Audit Fees	$26,850	$79,250	$90,350	$79,250
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$13,632	$13,667	$14,791	$13,667
All Other Fees(3)	$0	$0	$0	$0

Total	$40,482	$92,917	$105,141	$92,917

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/19	6/30/20	10/31/20	6/30/21
Registrant(1)	$13,632	$13,667	$14,791	$13,667
Eaton Vance(2)	$59,903	$103,703	$51,800	$98,500

(1)

Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds. As of June 15, 2020, no series of the Trust were “feeder” funds in a “master-feeder” fund structure or fund of funds.

(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021